Commitments and Contingencies - Summary of SOC Projects (Detail) - SOC Projects [member] ₩ in Millions	Dec. 31, 2023 KRW (₩)
Disclosure of contingent liabilities [line items]
Approved amount	₩ 3,859,790
Remaining balance after repayment	1,890,645
Associates and joint ventures [member]
Disclosure of contingent liabilities [line items]
Approved amount	821,640
Remaining balance after repayment	546,145
Associates and joint ventures [member] | POSCO DX [member] | UITrans LRT Co., Ltd. [member]
Disclosure of contingent liabilities [line items]
Approved amount	81,883
Remaining balance after repayment	32,952
Associates and joint ventures [member] | POSCO DX [member] | Pocheon-Hwado Highway Corp. [member]
Disclosure of contingent liabilities [line items]
Approved amount	24,923
Remaining balance after repayment	16,941
Associates and joint ventures [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | UITrans LRT Co., Ltd. [member]
Disclosure of contingent liabilities [line items]
Approved amount	205,051
Remaining balance after repayment	165,045
Associates and joint ventures [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Pocheon-Hwado Highway Corp. [member]
Disclosure of contingent liabilities [line items]
Approved amount	319,526
Remaining balance after repayment	217,171
Associates and joint ventures [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Pohang E&E Co,. Ltd. [member]
Disclosure of contingent liabilities [line items]
Approved amount	71,930
Remaining balance after repayment	50,946
Associates and joint ventures [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Pureun Tongyeong Enviro Co., Ltd. [member]
Disclosure of contingent liabilities [line items]
Approved amount	22,714
Remaining balance after repayment	12,251
Associates and joint ventures [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Pure Gimpo Co., Ltd. [member]
Disclosure of contingent liabilities [line items]
Approved amount	51,559
Remaining balance after repayment	25,189
Associates and joint ventures [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Clean Iksan Co., Ltd. [member]
Disclosure of contingent liabilities [line items]
Approved amount	44,054
Remaining balance after repayment	25,650
Others [member]
Disclosure of contingent liabilities [line items]
Approved amount	3,038,150
Remaining balance after repayment	1,344,500
Others [member] | POSCO DX [member] | Western Inland highway CO.,LTD. [member]
Disclosure of contingent liabilities [line items]
Approved amount	47,348
Remaining balance after repayment	15,678
Others [member] | POSCO DX [member] | SK Solar Energy Co., Ltd. [member]
Disclosure of contingent liabilities [line items]
Approved amount	5,850
Remaining balance after repayment	3,114
Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Western Seoul highway CO.,LTD. and others [member]
Disclosure of contingent liabilities [line items]
Approved amount	62,720
Remaining balance after repayment	30,646
Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Western Inland highway CO.,LTD. and others [member]
Disclosure of contingent liabilities [line items]
Approved amount	2,884,686
Remaining balance after repayment	1,266,872
Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Pohang Youngil Bay New Port [member]
Disclosure of contingent liabilities [line items]
Approved amount	2,250
Remaining balance after repayment	1,440
Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Busan Sanseong Tunnel [member]
Disclosure of contingent liabilities [line items]
Approved amount	35,296
Remaining balance after repayment	₩ 26,750